FT Vest U.S. Equity Dual Directional Buffer ETF - November Expense Example, No Redemption - FT Vest U.S. Equity Dual Directional Buffer ETF - November - FT Vest U.S. Equity Dual Directional Buffer ETF - November
Sep. 17, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 87
Expense Example, No Redemption, 3 Years	$ 271